Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Consolidated Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information

MetLife, Inc.

Schedule III

Consolidated Supplementary Insurance Information

December 31, 2011, 2010 and 2009

(In millions)

Segment	DAC and VOBA	Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	Policyholder Account Balances	Policyholder Dividends Payable	Unearned Revenue (1)
2011
Retail Products	$11,314	$68,021	$69,553	$659	$995
Group, Voluntary and Worksite Benefits	744	23,843	9,273	—	—
Corporate Benefit Funding	89	49,858	56,367	—	49
Latin America	1,050	7,731	6,159	4	514
Asia	9,200	37,431	59,578	—	498
EMEA	2,220	9,210	14,396	111	260
Corporate & Other	2	6,699	2,374	—	—

Total	$24,619	$202,793	$217,700	$774	$2,316

2010
Retail Products	$12,055	$64,675	$66,193	$722	$1,091
Group, Voluntary and Worksite Benefits	736	22,689	9,676	—	—
Corporate Benefit Funding	62	43,832	57,828	—	53
Latin America	1,092	7,972	6,232	3	508
Asia	8,211	33,174	54,506	—	246
EMEA	2,306	8,928	14,095	105	190
Corporate & Other	3	6,278	2,227	—	—

Total	$24,465	$187,548	$210,757	$830	$2,088

2009
Retail Products	$13,197	$62,294	$65,453	$761	$1,202
Group, Voluntary and Worksite Benefits	711	21,902	9,486	—	—
Corporate Benefit Funding	60	41,830	55,556	—	62
Latin America	883	5,715	4,643	—	416
Asia	1,114	3,958	969	—	221
EMEA	446	658	1,140	—	139
Corporate & Other	4	5,862	1,268	—	—

Total	$16,415	$142,219	$138,515	$761	$2,040

(1)	Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

Segment	Premium Revenue and Policy Charges	Net Investment Income	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA Charged to Other Expenses (1)	Other Operating Expenses (1) (2)	Premiums Written (Excluding Life)
2011
Retail Products	$9,107	$6,947	$8,882	$2,084	$4,611	$—
Group, Voluntary and Worksite Benefits	16,549	1,840	14,758	467	2,313	8,862
Corporate Benefit Funding	3,080	5,640	6,664	17	497	—
Latin America	3,371	1,105	2,899	211	1,056	817
Asia	8,663	1,855	6,108	1,439	1,701	4,268
EMEA	3,188	634	1,637	679	1,280	848
Corporate & Other	209	1,565	126	1	3,627	27

Total	$44,167	$19,586	$41,074	$4,898	$15,085	$14,822

2010
Retail Products	$8,406	$7,127	$8,771	$1,482	$4,483	$—
Group, Voluntary and Worksite Benefits	16,667	1,821	14,671	457	2,288	8,869
Corporate Benefit Funding	2,571	5,462	6,177	16	481	—
Latin America	2,599	940	2,483	144	683	519
Asia	2,032	479	1,555	277	540	410
EMEA	675	231	416	100	415	200
Corporate & Other	149	1,434	33	1	3,045	—

Total	$33,099	$17,494	$34,106	$2,477	$11,935	$9,998

2009
Retail Products	$8,156	$6,708	$8,928	$226	$4,736	$—
Group, Voluntary and Worksite Benefits	16,503	1,648	14,518	466	2,310	8,834
Corporate Benefit Funding	2,737	4,948	6,495	14	473	—
Latin America	2,108	632	1,747	111	502	391
Asia	1,300	187	925	194	375	134
EMEA	425	117	221	41	395	65
Corporate & Other	125	489	16	3	2,564	—

Total	$31,354	$14,729	$32,850	$1,055	$11,355	$9,424

(1)	For 2010, certain amounts have been reclassified to conform with the 2011 presentation.

(2)	Includes other expenses and policyholder dividends, excluding amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) charged to other expenses.